UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

                           Form 13F

                    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  December 31, 2009

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) : [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan         Baltimore, MD            February 16, 2010

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)



                          Form 13F SUMMARY PAGE

Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      43

 Form 13F Information Table Value Total:      $625,794
                                             (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 NONE



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        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

 AGL RESOURCES INC.         COM      001204106  6,017     165,000  SH       SOLE           165,000
 ANADARKO PETROLEUM CORP    COM      032511107  11,860    190,000  SH       SOLE           190,000
 APACHE CORP.               COM      037411105  20,634    200,000  SH       SOLE           200,000
 BAKER HUGHES, INC.         COM      057224107  4,250     105,000  SH       SOLE           105,000
 CHEVRON CORP.              COM      166764100  72,371    940,000  SH       SOLE           940,000
 CLIFFS NATURAL RESOURCES   COM      18683K101  1,549      33,600  SH       SOLE           33,600
 COMPLETE PRODUCTION SERVICECOM      20453E109  5,207     400,500  SH       SOLE           400,500
 CONOCOPHILLIPS             COM      20825C104  21,035    411,891  SH       SOLE           411,891
 CONSOL ENERGY INC.         COM      20854P109  6,225     125,000  SH       SOLE           125,000
 DEVON ENERGY CORP.         COM      25179M103  8,085     110,000  SH       SOLE           110,000
 ENERGEN CORP.              COM      29265N108  13,104    280,000  SH       SOLE           280,000
 EOG RESOURCES INC.         COM      26875P101  11,676    120,000  SH       SOLE           120,000
 EQT CORP.                  COM      26884L109  15,319    348,800  SH       SOLE           348,800
 EXXON MOBIL CORP.          COM      30231G102  69,554   1,020,000 SH       SOLE          1,020,000
 FOREST OIL CORP.           COM      346091705  1,991      89,477  SH       SOLE           89,477
 FREEPORT-MCMORAN COPPER    COM      35671D857  17,824    222,000  SH       SOLE           222,000
 HALLIBURTON CO.            COM      406216101  21,063    700,000  SH       SOLE           700,000
 HESS CORP.                 COM      42809H107  15,125    250,000  SH       SOLE           250,000
 INTERNATIONAL COAL GRP     COM      45928H106  11,580   3,000,000 SH       SOLE          3,000,000
 MASSEY ENERGY CO.          COM      576206106  7,562     180,000  SH       SOLE           180,000
 MDU RES GROUP INC          COM      552690109  8,850     375,000  SH       SOLE           375,000
 NABORS INDUSTRIES, LTD     SHS      G6359F103  11,383    520,000  SH       SOLE           520,000
 NATIONAL FUEL GAS CO.      COM      636180101  10,000    200,000  SH       SOLE           200,000
 NATIONAL OILWELL VARCO     COM      637071101  6,108     138,538  SH       SOLE           138,538
 NEW JERSEY RES             COM      646025106  11,220    300,000  SH       SOLE           300,000
 NOBLE CORP.                SHS      H5833N103  31,542    775,000  SH       SOLE           775,000
 NOBLE ENERGY INC.          COM      655044105  18,517    260,000  SH       SOLE           260,000
 NORTHEAST UTILITIES        COM      664397106  5,158     200,000  SH       SOLE           200,000
 NORTHWEST NATURAL GAS      COM      667655104  1,802      40,000  SH       SOLE           40,000
 OCCIDENTAL PETE CORP DEL   COM      674599105  35,794    440,000  SH       SOLE           440,000
 PIONEER NAT RES CO         COM      723787107  6,262     130,000  SH       SOLE           130,000
 POTASH CORP SASK INC       COM      73755L107  9,765      90,000  SH       SOLE           90,000
 QUESTAR CORP               COM      748356102  9,977     240,000  SH       SOLE           240,000
 ROYAL DUTCH SHELL PLC SPONSORED ADRA780259206  19,397    322,700  SH       SOLE           322,700
 SOUTHWEST GAS CORP.        COM      844895102  2,199      77,070  SH       SOLE           77,070
 SOUTHWESTERN ENERGY        COM      845467109  4,550      94,400  SH       SOLE           94,400
 SPECTRA ENERGY CORP.       COM      847560109  4,283     208,812  SH       SOLE           208,812
 TOTAL S.A.             SPONSORED ADR89151E109  12,808    200,000  SH       SOLE           200,000
 TRANSOCEAN LTD.          REG SHS    H8817H100  25,499    307,953  SH       SOLE           307,953
 WEATHERFORD INT'L. LTD     REG      H27013103  6,627     370,000  SH       SOLE           370,000
 WGL HOLDINGS INC.          COM      92924F106  10,830    322,900  SH       SOLE           322,900
 WILLIAMS COS INC DEL       COM      969457100  9,486     450,000  SH       SOLE           450,000
 XTO ENERGY                 COM      98385X106  21,706    466,500  SH       SOLE           466,500
                                                625,794
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